Fixed Assets - vessels under construction cost (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Advances and initial expenses for vessels under construction	$ 315,121	$ 1,200,978	$ 336,335
Vessels Under Construction [Member]
Balance as at beggining of period	390,290	140,369
Advances and initial expenses for vessels under construction	314,111	249,921
Balance as at end of period	$ 704,401	$ 390,290	$ 140,369